SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

(Amendment No. 1)

of

ClearBridge Energy MLP Fund Inc.

620 Eighth Avenue

New York, New York 10018

(888) 777-0102

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22405

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it has rescinded its prepayment notice and no longer intends to call or redeem $92,000,000 aggregate principal amount of its outstanding senior secured notes as set forth below:

1.	Title of the class of securities of ClearBridge Energy MLP Fund Inc. (the “Fund”) to be called or redeemed:

Series B Senior Secured Notes due July 12, 2019 (CUSIP # PPN 184692 A@0);

Series C Senior Secured Notes due July 12, 2022 (CUSIP # PPN 184692 A#8); and

Series D Senior Secured Notes due July 12, 2024 (CUSIP # PPN 184692 B*1).

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Amendment No. 1 to the Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 1st day of February, 2016.

CLEARBRIDGE ENERGY MLP FUND INC.

By:	/s/ George P. Hoyt
Name:	George P. Hoyt
Title:	Assistant Secretary